Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2009
Goodwill And Intangible Assets [Line Items]
Accumulated goodwill impairment losses	$ 156,300,000
Impairment losses	0	$ 0
Intangible asset amortization expense	45,100,000	43,200,000	$ 41,900,000
Future amortization expense of intangible asset in 2020	43,000,000
Future amortization expense of intangible asset in 2021	39,900,000
Future amortization expense of intangible asset in 2022	38,600,000
Future amortization expense of intangible asset in 2023	34,900,000
Future amortization expense of intangible asset in 2024	31,500,000
Other intangible asset accumulated impairment losses, gross			53,600,000
Other intangible asset impairment losses	4,200,000	$ 0
Consumer Segment
Goodwill And Intangible Assets [Line Items]
Accumulated goodwill impairment losses			141,400,000
Other intangible asset accumulated impairment losses, gross			$ 53,000,000
Industrial Segment
Goodwill And Intangible Assets [Line Items]
Accumulated goodwill impairment losses				$ 14,900,000
Other intangible asset accumulated impairment losses, gross				$ 600,000
Trade names
Goodwill And Intangible Assets [Line Items]
Other intangible asset impairment losses	2,000,000
Customer-related Intangibles
Goodwill And Intangible Assets [Line Items]
Other intangible asset impairment losses	$ 2,200,000